Controlled Entities (Details) - Schedule of entities controlled		12 Months Ended
		Dec. 31, 2022 AUD ($)	Dec. 31, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 CNY (¥)
CIMC Marketing Pty Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation		Australia
Principal Activities		Management services & Investment holding
Paid Up Capital		$ 1
Percentage Owned		100.00%	100.00%
IMTE Asia Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation		Hong Kong
Principal Activities		Dormant
Paid Up Capital				$ 1
Percentage Owned		100.00%	100.00%
IMTE Malaysia Sdn. Bhd.[Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation	[1]	Malaysia
Principal Activities	[1]	Administrative services and sales of products
Paid Up Capital | RM	[1]				RM 100
Percentage Owned	[1]	100.00%
Itana Holdings Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation		Canada
Principal Activities		Investment holding
Paid Up Capital				1
Percentage Owned		100.00%	100.00%
Renfrew International Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation		United States
Principal Activities		Manufacture of electronic glass
Paid Up Capital				1
Percentage Owned		100.00%	100.00%
Lonsdale International Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation		United States
Principal Activities		Investment holding
Paid Up Capital				1
Percentage Owned		100.00%	100.00%
Merit Stone Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation	[1]	British Virgin Islands
Principal Activities	[1]	Investment holding
Paid Up Capital	[1]			100
Percentage Owned	[1]	100.00%
Ohho International Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation	[1]	Canada
Principal Activities	[1]	Sale of filter plates and air filter product
Paid Up Capital	[1]					$ 1,290
Percentage Owned	[1]	51.00%
Ouction Digital Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation	[1]	Canada
Principal Activities	[1]	Provision of digital trading platform and sale of digital asset
Paid Up Capital	[1]					$ 1,666,666
Percentage Owned	[1]	60.00%
World Integrated Supply Ecosystem Sdn. Bhd.*
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation	[1]	Malaysia
Principal Activities	[1]	Sales of Halal products
Paid Up Capital | RM	[1]				RM 5,000,000
Percentage Owned	[1]	60.00%
Smartglass Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation		Hong Kong
Principal Activities		Manufacturing, sale and distribution of switchable glass and consultancy services
Paid Up Capital				8
Percentage Owned			100.00%
Smart (Zhenjiang) Intelligent Technology Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation	[2]	P.R.C
Principal Activities	[2]	Marketing, manufacturing and sales of electronic glass
Paid Up Capital | ¥							¥ 5,000,000
Percentage Owned	[2]		100.00%
Grand Dynasty Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation		Hong Kong
Principal Activities		Investment holding
Paid Up Capital				1
Percentage Owned			100.00%
Grand Dynasty (Zhenjiang) Co., Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation		P.R.C
Principal Activities		Dormant
Paid Up Capital | ¥							¥ 1
Percentage Owned			100.00%
IMTE Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation		Hong Kong
Principal Activities		Treasury and administrative services
Paid Up Capital				1
Percentage Owned			100.00%
Sunup Holdings Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation		Hong Kong
Principal Activities		Manufacturing of filter plates
Paid Up Capital				1,290
Percentage Owned			51.00%
Sunup Korea Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation		Hong Kong
Principal Activities		Sale of filter plates and air filter products
Paid Up Capital				0.13
Percentage Owned			51.00%
eGlass Technologies Ltd [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation	[1],[2]	Australia
Principal Activities	[1],[2]	Investment holding
Paid Up Capital	[1],[2]			11,617,008
Percentage Owned	[1],[2]
Greifenberg Digital Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation	[3]	Canada
Principal Activities	[3]	Investment holding
Paid Up Capital				2,087,000
Percentage Owned	[3]		40.75%
Greifenberg Analytics Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation	[3]	Canada
Principal Activities	[3]	Online analytic financial research services
Paid Up Capital	[3]			1
Percentage Owned	[3]		40.75%
Greifenberg Capital Limited [Member]
Controlled Entities (Details) - Schedule of entities controlled [Line Items]
Country of Incorporation	[3]	Hong Kong
Principal Activities	[3]	Dormant
Paid Up Capital	[3]			$ 1
Percentage Owned	[3]		40.75%

[1]	Established during the year
[2]	Disposed during the year
[3]	Disposed and became an associated company during the year